Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Warrant liability, beginning of period	$ 89	$ 0
Additions to warrant liability	0	186
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	(84)	(97)
Warrant liability, end of period	$ 5	$ 89